Intangible Assets - Summary of Intangible Assets and Goodwill (Detail) (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	₺ 8,340,410	₺ 8,235,989
Impact of IFRS 15 adaption	830,011
Additions	687,825	79,432
Disposals	(38,161)	(504)
Transfers	7,811	153
Impairment	(3,232)	(1,986)
Disposal of subsidiary	(5,592)
Effects of movements in exchange rates	231,100	27,326
Balance at end of year	10,050,172	8,340,410
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	15,678,873	14,482,018
Impact of IFRS 15 adaption	1,431,901
Additions	2,264,912	1,172,847
Disposals	(225,845)	(8,624)
Transfers	7,811	153
Disposal of subsidiary	(18,561)
Effects of movements in exchange rates	483,134	32,479
Balance at end of year	19,622,225	15,678,873
Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	7,338,463	6,246,029
Impact of IFRS 15 adaption	601,890
Additions	1,577,087	1,093,415
Disposals	(187,684)	(8,120)
Impairment	3,232	1,986
Disposal of subsidiary	(12,969)
Effects of movements in exchange rates	252,034	5,153
Balance at end of year	9,572,053	7,338,463
Construction in progress [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	127,637	142,875
Additions	485,815	620,463
Transfers	(618,032)	(638,357)
Effects of movements in exchange rates	22,587	2,656
Balance at end of year	18,007	127,637
GSM and other telecommunication operating licenses [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	8,139,628	8,039,431
Additions	6,394	10,154
Disposals	(220,986)
Transfers	466,379	69,945
Effects of movements in exchange rates	331,583	20,098
Balance at end of year	8,722,998	8,139,628
GSM and other telecommunication operating licenses [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	2,419,230	1,878,895
Additions	533,311	537,162
Disposals	(184,582)
Effects of movements in exchange rates	180,276	3,173
Balance at end of year	2,948,235	2,419,230
Computer software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	7,117,116	6,076,405
Additions	1,175,040	470,457
Disposals	(4,822)	(8,624)
Transfers	159,453	569,153
Disposal of subsidiary	(18,370)
Effects of movements in exchange rates	110,621	9,725
Balance at end of year	8,539,038	7,117,116
Computer software [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	4,770,880	4,237,996
Additions	663,967	537,805
Disposals	(3,071)	(8,120)
Impairment	3,232	1,219
Disposal of subsidiary	(12,793)
Effects of movements in exchange rates	59,680	1,980
Balance at end of year	5,481,895	4,770,880
Transmission lines [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	71,820	71,602
Additions	1,319	218
Balance at end of year	73,139	71,820
Transmission lines [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	62,468	58,203
Additions	4,549	3,498
Impairment		767
Balance at end of year	67,017	62,468
Central betting system operating right [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	11,981	11,981
Balance at end of year	11,981	11,981
Central betting system operating right [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	11,491	10,588
Additions	583	903
Balance at end of year	12,074	11,491
Indefeasible right of usage [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	112,556	46,017
Additions	5,062	66,539
Balance at end of year	117,618	112,556
Indefeasible right of usage [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	23,274	18,785
Additions	8,581	4,489
Balance at end of year	31,855	23,274
Brand name [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	7,040	7,040
Balance at end of year	7,040	7,040
Brand name [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	6,512	5,808
Additions	528	704
Balance at end of year	7,040	6,512
Customer base [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	15,512	15,512
Balance at end of year	15,512	15,512
Customer base [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	11,774	11,286
Additions	437	488
Balance at end of year	12,211	11,774
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	32,834	32,834
Balance at end of year	32,834	32,834
Subscriber acquisition costs [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impact of IFRS 15 adaption	1,431,901
Additions	583,809
Effects of movements in exchange rates	18,343
Balance at end of year	2,034,053
Subscriber acquisition costs [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impact of IFRS 15 adaption	601,890
Additions	360,232
Effects of movements in exchange rates	12,078
Balance at end of year	974,200
Other [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	42,749	38,321
Additions	7,473	5,016
Disposals	(37)
Transfers	11	(588)
Disposal of subsidiary	(191)
Balance at end of year	50,005	42,749
Other [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	32,834	24,468
Additions	4,899	8,366
Disposals	(31)
Disposal of subsidiary	(176)
Balance at end of year	₺ 37,526	₺ 32,834